VANECK REAL ASSETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
EXCHANGE TRADED PRODUCTS: 99.8%(a)
First Trust NASDAQ Clean Edge
Smart Grid Infrastructure
Index Fund 33,715 $ 5,159,069
Global X US Infrastructure
Development ETF † 641,494 30,656,998
Invesco Water Resources ETF † 13,454 947,289
iShares Global Industrials ETF † 40,637 7,125,292
iShares Gold Trust 6,194 502,767
iShares Residential and
Multisector Real Estate ETF † 139,098 11,495,059
iShares U.S. Infrastructure ETF 109,903 5,783,096
SPDR Gold MiniShares Trust 5,936 506,756
State Street Energy Select
Sector SPDR ETF 428,245 19,146,834
State Street Materials Select
Sector SPDR ETF † 301,361 13,666,721
State Street Utilities Select
Sector SPDR ETF † 149,165 6,367,854
VanEck Commodity Strategy
ETF ‡ 906,002 47,844,969
VanEck Energy Income ETF † ‡ 260,922 25,114,264
Number
of Shares Value
VanEck Gold Miners ETF † ‡ 111,495 $ 9,562,926
VanEck Merk Gold ETF 1,475,204 61,191,462
VanEck Natural Resources
ETF † ‡ 140,141 8,428,080
VanEck Uranium and Nuclear
ETF † ‡ 74,334 9,232,283
Underline
Total Exchange Traded Products
(Cost: $228,168,939) 262,731,719
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 5.1%
Money Market Fund: 5.1%
(Cost: $13,528,920)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.80%(b) 13,528,920 13,528,920
Total Investments: 104.9%
(Cost: $241,697,859) 276,260,639
Liabilities in excess of other assets: (4.9)% (12,875,566)
NET ASSETS: 100.0% $ 263,385,073
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
† Security fully or partially on loan. Total market value of securities on loan is $29,739,863.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
(b) Rate shown is the 7-day yield as of 12/31/25.
Transactions in and earnings from securities of affiliates for the period ended December 31, 2025 were as follows:
Value
9/30/2025 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/2025
Dividend
Income
VanEck Commodity
Strategy ETF $34,601,288 $ 18,876,855 $ (3,585,811) $ 204,423 $ (2,251,786) $47,844,969 $4,074,723
VanEck Energy
Income ETF 19,553,577 10,229,243 (4,205,387) 95,378 (558,547) 25,114,264 410,878
VanEck Gold
Miners ETF 5,548,474 3,211,669 (220,086) 153,601 869,268 9,562,926 67,429
VanEck Natural
Resources ETF – 8,403,596 (195,631) 11,489 208,626 8,428,080 182,534
VanEck Uranium
and Nuclear ETF 7,052,443 3,840,026 (812,874) 154,836 (1,002,148) 9,232,283 224,806
Total
$66,755,782 $ 44,561,389 $ (9,019,789) $ 619,727 $ (2,734,587) $100,182,522 $4,960,370
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Exchange Traded Products $ 262,731,719 $ — $ — $ 262,731,719
Money Market Fund 13,528,920 — — 13,528,920
Total Investments $ 276,260,639 $ — $ — $ 276,260,639